Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2014	May 16, 2014	Jun. 28, 2013
Document And Entity Information
Entity Registrant Name	Genius Brands International, Inc.
Entity Central Index Key	0001355848
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,077,707
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014
Entity Public Float			$ 19,066,488